United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: 03/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2014
Share Class	Ticker
Investment	TFIXX
Service	TFSXX

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	75.2%
Municipal Notes	19.0%
Commercial Paper	5.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At March 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.9%
8-30 Days	2.4%
31-90 Days	9.8%
91-180 Days	8.7%
181 Days or more	6.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
March 31, 2014
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—2.7%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.100%, 4/1/2014	$25,000,000
10,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	10,000,000
28,500,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	28,500,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.070%, 4/3/2014	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.090%, 4/2/2014	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.100%, 4/3/2014	30,000,000
		TOTAL	106,630,000
		Alaska—1.7%
8,375,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 4/3/2014	8,375,000
15,225,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 4/3/2014	15,225,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.070%, 4/2/2014	42,600,000
		TOTAL	66,200,000
		Arizona—1.0%
19,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.070%, 4/3/2014	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 4/3/2014	14,000,000
6,035,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 4/3/2014	6,035,000
		TOTAL	40,030,000
		Arkansas—0.2%
5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 4/3/2014	5,935,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—7.6%
$7,325,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.070%, 4/3/2014	$7,325,000
2,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.070%, 4/3/2014	2,000,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.070%, 4/2/2014	10,000,000
2,285,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.080%, 4/2/2014	2,285,000
14,000,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.080%, 4/3/2014	14,000,000
45,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	45,180,750
1,200,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.060%, 4/3/2014	1,200,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 4/3/2014	42,490,000
12,685,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 4/3/2014	12,685,000
15,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	15,067,166
12,385,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 4/3/2014	12,385,000
18,855,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	18,855,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1),Weekly VRDPs, (Barclays Bank PLC LIQ), 0.150%, 4/3/2014	22,000,000
5,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.140%, 4/3/2014	5,000,000
12,970,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 4/3/2014	12,970,000
12,500,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	12,555,972
9,410,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 4/3/2014	9,410,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 4/3/2014	350,000
8,660,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	8,660,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$19,865,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 4/3/2014	$19,865,000
14,730,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 4/3/2014	14,730,000
4,000,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.100%, 4/3/2014	4,000,000
		TOTAL	293,013,888
		Colorado—0.0%
230,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.460%, 4/3/2014	230,000
		Connecticut—1.6%
2,000,000		Brooklyn, CT, 1.00% BANs, 8/12/2014	2,004,567
1,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.080%, 4/2/2014	1,100,000
4,500,000		Connecticut Development Authority, (Series 1999), 0.27% CP (New England Power Co.), Mandatory Tender 5/7/2014	4,500,000
22,690,000	[3,4]	Connecticut Health and Educational Facilities Authority, SPEARs (DBE-1291) Weekly VRDNs (Hartford HealthCare Obligated Group)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 4/1/2014	22,690,000
700,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.060%, 4/2/2014	700,000
5,400,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.070%, 4/2/2014	5,400,000
6,360,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 4/3/2014	6,360,000
4,100,000		Connecticut State HFA, (Series 2010 (Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.060%, 4/3/2014	4,100,000
9,020,000		Derby, CT, 1.00% BANs, 6/4/2014	9,028,330
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,002,960
		TOTAL	62,885,857
		District of Columbia—0.4%
14,950,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 4/3/2014	14,950,000
		Florida—6.0%
4,000,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.00% Bonds, 6/1/2014	4,031,923
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 4/3/2014	$7,630,000
1,190,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.240%, 4/2/2014	1,190,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 4/2/2014	9,750,000
1,000,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.090%, 4/2/2014	1,000,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.060%, 4/3/2014	15,135,000
26,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	26,160,000
17,990,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.28% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/15/2014	17,990,000
10,280,000	[3,4]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.14% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/14/2014	10,280,000
41,000,000		Jacksonville, FL PCR, (Series 1994), 0.17% CP (Florida Power & Light Co.), Mandatory Tender 4/17/2014	41,000,000
2,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.110%, 4/3/2014	2,000,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 4/3/2014	20,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.178%, 4/3/2014	13,450,000
9,300,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.070%, 4/1/2014	9,300,000
6,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.080%, 4/3/2014	6,000,000
7,765,000	[3,4]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C) Weekly VRDNs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	7,765,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.13% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 8/22/2014	12,500,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.160%, 4/3/2014	8,000,000
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Florida—continued
$19,640,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	$19,640,000
	TOTAL	232,821,923
	Georgia—3.8%
12,200,000	Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.080%, 4/1/2014	12,200,000
40,000,000	Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.130%, 4/2/2014	40,000,000
10,000,000	Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.080%, 4/1/2014	10,000,000
10,125,000	Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.090%, 4/1/2014	10,125,000
7,700,000	DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Mizuho Bank Ltd. LOC), 0.140%, 4/3/2014	7,700,000
13,870,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.090%, 4/1/2014	13,870,000
4,300,000	Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.080%, 4/1/2014	4,300,000
3,500,000	Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 4/3/2014	3,500,000
7,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.080%, 4/1/2014	7,600,000
39,040,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.080%, 4/1/2014	39,040,000
	TOTAL	148,335,000
	Idaho—0.6%
24,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 4/2/2014	24,000,000
	Illinois—5.6%
8,855,000	Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.130%, 4/3/2014	8,855,000
15,500,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.090%, 4/3/2014	15,500,000
7,765,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.070%, 4/3/2014	7,765,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.110%, 4/2/2014	14,000,000
31,205,000	Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 4/3/2014	31,205,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$10,400,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.050%, 4/2/2014	$10,400,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 4/3/2014	7,500,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 4/2/2014	20,000,000
12,000,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 4/3/2014	12,000,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.180%, 4/3/2014	4,500,000
7,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 4/2/2014	7,000,000
11,465,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	11,465,000
7,250,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.100%, 4/3/2014	7,250,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.100%, 4/3/2014	2,500,000
11,250,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 4/3/2014	11,250,000
10,085,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-126C), 0.14% TOBs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/14/2014	10,085,000
16,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	16,140,242
2,400,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.060%, 4/3/2014	2,400,000
11,715,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-321) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 4/3/2014	11,715,000
4,600,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.090%, 4/3/2014	4,600,000
100,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.010%, 4/3/2014	100,000
		TOTAL	216,230,242
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—1.7%
$13,225,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	$13,379,187
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 4/3/2014	8,850,000
8,000,000		Indiana Development Finance Authority, (Series 2004) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 4/2/2014	8,000,000
9,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 4/3/2014	9,000,000
20,320,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C) Weekly VRDNs (Parkview Health System Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 4/3/2014	20,320,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.110%, 4/3/2014	4,035,000
2,600,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.180%, 4/3/2014	2,600,000
		TOTAL	66,184,187
		Iowa—0.4%
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.100%, 4/3/2014	15,000,000
		Kentucky—1.8%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 4/4/2014	9,860,000
23,690,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	23,690,000
740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 4/3/2014	740,000
12,980,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.210%, 4/3/2014	12,980,000
22,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	22,485,062
		TOTAL	69,755,062
		Louisiana—2.6%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.140%, 4/2/2014	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.090%, 4/2/2014	12,000,000
3,090,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.090%, 4/2/2014	3,090,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$13,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.080%, 4/1/2014	$13,800,000
8,575,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 4/3/2014	8,575,000
19,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.290%, 4/3/2014	19,500,000
16,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.330%, 4/2/2014	16,000,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 4/2/2014	2,000,000
		TOTAL	99,965,000
		Maryland—1.4%
37,485,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 4/3/2014	37,485,000
10,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 4/3/2014	10,000,000
2,534,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 4/1/2014	2,534,000
3,535,000	[3,4]	Maryland State, PUTTERs (Series 4439) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.090%, 4/1/2014	3,535,000
		TOTAL	53,554,000
		Massachusetts—4.0%
6,920,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.190%, 4/3/2014	6,920,000
20,000,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), 0.12% CP (Bank of America N.A. LOC), Mandatory Tender 8/25/2014	20,000,000
7,245,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.12% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/17/2014	7,245,000
43,980,000	[3,4]	Commonwealth of Massachusetts, SPEARs (DB-1257) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 4/3/2014	43,980,000
10,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 6/5/2014	10,000,000
2,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 4/2/2014	2,500,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 4/3/2014	4,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.33% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 4/10/2014	$10,000,000
695,000		Massachusetts Development Finance Agency, (Series 2004), 0.38% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 4/10/2014	695,000
10,300,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 4/3/2014	10,300,000
2,500,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.070%, 4/3/2014	2,500,000
5,600,000		Massachusetts IFA, (Series 1992B), 0.28% CP (New England Power Co.), Mandatory Tender 4/10/2014	5,600,000
7,000,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.060%, 4/3/2014	7,000,000
14,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	14,027,090
4,560,826		Pittsfield, MA, (Series A), 1.00% BANs, 4/23/2014	4,562,746
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 4/3/2014	5,855,000
		TOTAL	155,184,836
		Michigan—0.6%
6,715,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	6,715,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 4/3/2014	16,900,000
		TOTAL	23,615,000
		Minnesota—0.2%
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.11% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 5/20/2014	6,000,000
		Mississippi—0.3%
4,755,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.100%, 4/3/2014	4,755,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.100%, 4/3/2014	7,240,000
		TOTAL	11,995,000
		Missouri—1.4%
10,525,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.140%, 4/3/2014	10,525,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.140%, 4/3/2014	10,000,000
16,390,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 4/3/2014	16,390,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$8,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.130%, 4/3/2014	$8,000,000
4,825,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Lutheran Senior Services)/(Bank of America N.A. LOC), 0.080%, 4/2/2014	4,825,000
5,770,000		Missouri State HEFA, (Series 2011B) Daily VRDNs (Rockhurst University)/(Commerce Bank, N.A., Kansas City LOC), 0.100%, 4/1/2014	5,770,000
		TOTAL	55,510,000
		Multi-State—7.9%
6,295,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.070%, 4/3/2014	6,295,000
22,615,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 4/3/2014	22,615,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs, (Series 2) , (Deutsche Bank Trust Co., America LIQ), 0.160%, 4/3/2014	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Weekly VRDPs, (Series 1), (Citibank N.A. LIQ), 0.150%, 4/3/2014	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC),0.150%, 4/3/2014	15,000,000
97,400,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA),0.140%, 4/3/2014	97,400,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.180%, 4/3/2014	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., Weekly VRDPs, (4,895 Series 1), (Barclays Bank PLC LIQ), 0.150%, 4/3/2014	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA),0.140%, 4/3/2014	5,000,000
53,500,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.140%, 4/3/2014	53,500,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.150%, 4/3/2014	25,000,000
		TOTAL	307,710,000
		Nebraska—0.4%
1,250,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.310%, 4/3/2014	1,250,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.370%, 4/2/2014	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.370%, 4/2/2014	2,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nebraska—continued
$4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.090%, 4/3/2014	$4,880,000
		TOTAL	16,430,000
		Nevada—0.9%
5,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	5,020,506
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 4/3/2014	10,655,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	19,295,000
		TOTAL	34,970,506
		New Hampshire—0.8%
500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.33% CP (New England Power Co.), Mandatory Tender 4/1/2014	500,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.33% CP (New England Power Co.), Mandatory Tender 4/10/2014	4,000,000
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 4/3/2014	25,000,000
		TOTAL	29,500,000
		New Jersey—9.0%
10,323,000		Carteret, NJ, 1.00% BANs, 10/17/2014	10,340,841
610,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 4/3/2014	610,000
7,980,000		Lakewood Township, NJ, (Series 2013A), 1.25% BANs, 7/1/2014	7,991,252
3,500,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	3,506,897
6,061,665		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	6,076,718
3,500,000		Middle Township, NJ, 1.00% BANs, 11/13/2014	3,506,867
7,682,725		Middletown Township, NJ, 1.25% BANs, 9/16/2014	7,703,078
8,090,161		Millstone Township, NJ, 1.25% BANs, 2/20/2015	8,124,472
13,028,447		Morristown, NJ, 1.25% BANs, 6/13/2014	13,047,887
4,585,000		Neptune Township, NJ, 1.00% BANs, 9/12/2014	4,589,070
3,715,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.320%, 4/3/2014	3,715,000
26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.070%, 4/3/2014	26,975,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$15,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 4/3/2014	$15,535,000
180,675,000		New Jersey State, 2.00% TRANs, 6/26/2014	181,379,656
2,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1),Weekly VRDPs, (Toronto Dominion Bank LIQ) 0.160%, 4/3/2014	2,300,000
18,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 4/3/2014	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 4/3/2014	20,000,000
7,000,000		Oakland Borough, NJ, 1.00% BANs, 12/10/2014	7,030,558
9,077,000		West Caldwell Township, NJ, 1.00% BANs, 4/23/2014	9,079,719
		TOTAL	349,512,015
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 4/3/2014	2,000,000
		New York—5.0%
10,023,858		Afton, NY CSD, 1.25% BANs, 6/27/2014	10,042,877
8,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.120%, 4/3/2014	8,000,000
9,155,000		New York City Housing Development Corp., Capital Fund Grant Program (Series A), 2.00% Bonds, 7/1/2014	9,194,983
35,500,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.090%, 4/1/2014	35,500,000
33,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 4/3/2014	33,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.090%, 4/3/2014	39,000,000
20,000,000		New York Liberty Development Corporation, (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	20,000,000
7,000,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 4/3/2014	7,000,000
1,000,000		New York State HFA, (2013 Series A) Weekly VRDNs (855 Sixth Avenue )/(Wells Fargo Bank, N.A. LOC), 0.050%, 4/2/2014	1,000,000
2,500,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 4/2/2014	2,500,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$7,700,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.130%, 4/3/2014	$7,700,000
20,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	20,027,555
		TOTAL	193,915,415
		North Carolina—1.8%
13,000,000		Charlotte, NC, 0.09% CP (Wells Fargo Bank, N.A. LIQ), Mandatory Tender 5/1/2014	13,000,000
1,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.070%, 4/3/2014	1,000,000
2,850,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.060%, 4/2/2014	2,850,000
8,145,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.070%, 4/2/2014	8,145,000
1,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 4/3/2014	1,400,000
960,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.070%, 4/3/2014	960,000
3,800,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.050%, 4/2/2014	3,800,000
7,725,000	[3,4]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 4/3/2014	7,725,000
1,255,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.170%, 4/3/2014	1,255,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.180%, 4/3/2014	5,980,000
300,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.060%, 4/3/2014	300,000
2,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.080%, 4/3/2014	2,000,000
5,590,000		Raleigh, NC, MVRENs (Series 2009), 0.160%, 4/3/2014	5,590,000
1,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 4/3/2014	1,000,000
4,760,000		Vance County, NC Water District, 0.75% BANs, 7/16/2014	4,762,060
1,000,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.090%, 4/3/2014	1,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$10,000,000		Wake County, NC, (Series 2007A) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.060%, 4/2/2014	$10,000,000
		TOTAL	70,767,060
		Ohio—2.4%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.180%, 4/3/2014	5,900,000
7,750,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	7,789,612
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.350%, 4/2/2014	6,100,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.130%, 4/3/2014	5,000,000
13,480,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	13,480,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.150%, 4/3/2014	15,000,000
7,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 4/3/2014	7,380,000
2,960,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.220%, 4/3/2014	2,960,000
4,160,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 4/3/2014	4,160,000
18,645,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/4/2014	18,645,000
4,935,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 4/3/2014	4,935,000
		TOTAL	91,349,612
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 4/2/2014	35,465,000
		Oregon—1.2%
25,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 4/3/2014	25,000,000
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 4/3/2014	20,000,000
		TOTAL	45,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—0.9%
$7,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.11% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), Optional Tender 6/26/2014	$7,000,000
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 4/3/2014	22,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 4/3/2014	7,000,000
		TOTAL	36,000,000
		Rhode Island—0.6%
15,390,000		Rhode Island State Health and Educational Building Corp. Weekly VRDNs (Providence College)/(RBS Citizens, N.A. LOC), 0.300%, 4/2/2014	15,390,000
8,840,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens, N.A. LOC), 0.270%, 4/1/2014	8,840,000
		TOTAL	24,230,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.370%, 4/2/2014	9,000,000
		Tennessee—1.6%
15,975,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,975,000
22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.120%, 4/3/2014	22,715,000
10,700,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.100%, 4/2/2014	10,700,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.120%, 4/2/2014	11,140,000
		TOTAL	60,530,000
		Texas—12.0%
41,785,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.090%, 4/3/2014	41,785,000
32,080,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 4/3/2014	32,080,000
25,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 4/3/2014	25,000,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 4/3/2014	$4,705,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 4/3/2014	6,995,000
18,750,000	[3,4]	Grand Parkway Transportation Corp., TX, PUTTERs (Series 4365) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 4/3/2014	18,750,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.080%, 4/2/2014	10,000,000
2,950,000		Leander, TX ISD, (Series 2006) Bonds (GTD by Texas PSFG Program), 0.000%, 8/15/2014	2,947,246
30,305,000	[3,4]	Leander, TX ISD, SPEARs (DB-1253) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 4/3/2014	30,305,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.080%, 4/2/2014	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.080%, 4/2/2014	21,000,000
29,690,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.160%, 4/3/2014	29,690,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.060%, 4/3/2014	9,965,000
4,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.150%, 4/3/2014	4,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.100%, 4/3/2014	15,000,000
7,000,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/(CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.070%, 4/2/2014	7,000,000
120,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	120,883,313
30,000,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 4/2/2014	30,000,000
33,015,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.080%, 4/2/2014	33,015,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$12,615,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.080%, 4/3/2014	$12,615,000
		TOTAL	465,735,559
		Utah—0.4%
3,650,000		Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 4/2/2014	3,650,000
10,000,000	[3,4]	Salt Lake County, UT Research Facility, (MT-847) Weekly VRDNs (Huntsman Cancer Foundation)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.130%, 4/4/2014	10,000,000
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.080%, 4/3/2014	2,000,000
		TOTAL	15,650,000
		Vermont—0.9%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 4/3/2014	14,350,000
20,500,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Bank, N.A. LOC), 0.060%, 4/2/2014	20,500,000
		TOTAL	34,850,000
		Virginia—1.2%
1,495,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.060%, 4/3/2014	1,495,000
9,400,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.050%, 4/1/2014	9,400,000
5,945,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 4/3/2014	5,945,000
3,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 4/3/2014	3,900,000
8,930,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.140%, 4/3/2014	8,930,000
1,225,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 4/1/2014	1,225,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.160%, 4/3/2014	10,000,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.090%, 4/1/2014	5,000,000
		TOTAL	45,895,000
Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Washington—1.2%
$15,000,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, Stage Trust (Series 2007-01C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.180%, 4/3/2014	$15,000,000
10,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.09% CP (Bank of America N.A. LOC), Mandatory Tender 4/10/2014	10,000,000
4,810,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.100%, 4/2/2014	4,810,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.210%, 4/3/2014	18,000,000
		TOTAL	47,810,000
		West Virginia—1.6%
8,995,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.110%, 4/3/2014	8,995,000
18,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.27% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2014	18,500,000
4,100,000		Putnam County, WV County Commission, (1998 Series A) Weekly VRDNs (Toyota Motor Manufacturing, West Virginia, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.080%, 4/2/2014	4,100,000
29,255,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 4/3/2014	29,255,000
		TOTAL	60,850,000
		Wisconsin—2.8%
9,770,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.120%, 4/3/2014	9,770,000
14,977,500		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.10% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 5/16/2014	14,977,500
25,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.11% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 7/8/2014	25,000,000
9,400,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.060%, 4/3/2014	9,400,000
11,835,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 4/3/2014	11,835,000
11,775,000	[3,4]	Wisconsin State HEFA, Stage Trust (Series 2008-43C) Weekly VRDNs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 4/3/2014	11,775,000
24,040,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.100%—0.110%, 5/16/2014	24,040,000
		TOTAL	106,797,500
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.5%
$8,310,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.140%, 4/3/2014	$8,310,000
10,000,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 4/2/2014	10,000,000
	TOTAL	18,310,000
	TOTAL SHORT-TERM MUNICIPALS—99.9% (AT AMORTIZED COST)[5]	3,870,302,662
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	3,325,412
	TOTAL NET ASSETS—100%	$3,873,628,074
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.9% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At March 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $1,174,570,000, which represented 30.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $1,174,570,000, which represented 30.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.12%
Ratios to Average Net Assets:
Net expenses	0.16%	0.27%[3]	0.33%[3]	0.41%[3]	0.59%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.12%
Expense waiver/reimbursement[4]	0.63%	0.53%	0.48%	0.40%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,805,497	$3,844,519	$3,737,876	$3,765,578	$4,099,821
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011 are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.19%
Ratios to Average Net Assets:
Net expenses	0.17%	0.27%[3]	0.33%[3]	0.41%[3]	0.53%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.22%
Expense waiver/reimbursement[4]	0.68%	0.58%	0.52%	0.44%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,131	$232,523	$202,711	$158,840	$231,363
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011 are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2014
Assets:
Total investment in securities, at amortized cost and fair value		$3,870,302,662
Cash		3,756,258
Income receivable		5,869,815
Receivable for shares sold		30,925,059
TOTAL ASSETS		3,910,853,794
Liabilities:
Payable for investments purchased	$26,001,104
Payable for shares redeemed	10,669,479
Income distribution payable	11,414
Payable for investment adviser fee (Note 5)	36,725
Payable for shareholder services fee (Note 5)	154,588
Accrued expenses (Note 5)	352,410
TOTAL LIABILITIES		37,225,720
Net assets for 3,873,645,723 shares outstanding		$3,873,628,074
Net Assets Consist of:
Paid-in capital		$3,873,594,799
Accumulated net realized gain on investments		32,793
Undistributed net investment income		482
TOTAL NET ASSETS		$3,873,628,074
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,805,497,414 ÷ 3,805,515,615 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$68,130,660 ÷ 68,130,108 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2014
Investment Income:
Interest			$6,912,717
Expenses:
Investment adviser fee (Note 5)		$19,983,991
Administrative fee (Note 5)		3,120,827
Custodian fees		130,694
Transfer agent fee (Note 2)		2,082,094
Directors'/Trustees' fees (Note 5)		18,220
Auditing fees		20,900
Legal fees		20,860
Portfolio accounting fees		173,960
Shareholder services fee (Note 5)		6,022,314
Account administration fee (Note 2)		79,270
Share registration costs		114,934
Printing and postage		60,561
Insurance premiums (Note 5)		11,494
Miscellaneous (Note 5)		11,708
TOTAL EXPENSES		31,851,827
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(17,293,470)
Waiver of shareholder services fee (Note 5)	(4,659,462)
Waiver of account administration fee (Note 2)	(62,870)
Reimbursement of shareholder services fee (Note 5)	(1,362,852)
Reimbursement of account administration fee (Note 2)	(16,400)
Reimbursement of transfer agent fee (Note 2 and Note 5)	(1,928,574)
TOTAL WAIVERS AND REIMBURSEMENTS		(25,323,628)
Net expenses			6,528,199
Net investment income			384,518
Net realized gain on investments			66,495
Change in net assets resulting from operations			$451,013
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$384,518	$391,940
Net realized gain on investments	66,495	147,079
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	451,013	539,019
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(365,224)	(358,964)
Service Shares	(18,777)	(21,315)
Distributions from net realized gain on investments
Investment Shares	(60,593)	(110,161)
Service Shares	(3,139)	(6,888)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(447,733)	(497,328)
Share Transactions:
Proceeds from sale of shares	10,262,106,085	10,819,853,248
Net asset value of shares issued to shareholders in payment of distributions declared	364,536	363,664
Cost of shares redeemed	(10,465,887,434)	(10,683,803,729)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,416,813)	136,413,183
Change in net assets	(203,413,533)	136,454,874
Net Assets:
Beginning of period	4,077,041,607	3,940,586,733
End of period (including undistributed (distributions in excess of) net investment income of $482 and $(35), respectively)	$3,873,628,074	$4,077,041,607
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2014
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“FIMCO”), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Service Shares may bear shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended March 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived
Investment Shares	$2,074,715	$(1,928,574)	$13,899	$(13,899)	$—
Service Shares	7,379	—	65,371	(2,501)	(62,870)
TOTAL	$2,082,094	$(1,928,574)	$79,270	$(16,400)	$(62,870)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2014		2013
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	9,850,797,525	$9,850,797,525	10,222,988,541	$10,222,988,541
Shares issued to shareholders in payment of distributions declared	363,408	363,408	358,215	358,215
Shares redeemed	(9,890,186,700)	(9,890,186,700)	(10,116,557,197)	(10,116,557,197)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(39,025,767)	$(39,025,767)	106,789,559	$106,789,559

Year Ended March 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	411,308,560	$411,308,560	596,864,707	$596,864,707
Shares issued to shareholders in payment of distributions declared	1,128	1,128	5,449	5,449
Shares redeemed	(575,700,734)	(575,700,734)	(567,246,532)	(567,246,532)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(164,391,046)	$(164,391,046)	29,623,624	$29,623,624
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(203,416,813)	$(203,416,813)	136,413,183	$136,413,183
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$6,206	$108,181
Tax-exempt income	$384,001	$380,279
Long-term capital gains	$57,526	$8,868
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
Annual Shareholder Report

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$482
Undistributed ordinary income[2]	$28,013
Undistributed long-term capital gains	$4,780
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, the Adviser voluntarily waived $17,293,470 of its fee. In addition, an affiliate of the Adviser reimbursed $1,928,574 of transfer agent fees.
Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the year ended March 31, 2014, FIMCO received approximately 50% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 49%. This allocation may vary depending upon total assets in the Fund or other factors.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This voluntary waiver can be modified or terminated at any time. For the year ended March 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Services Fees Waived
Investment Shares	$5,614,221	$(1,362,852)	$(4,251,369)
Service Shares	408,093	—	(408,093)
TOTAL	$6,022,314	$(1,362,852)	$(4,659,462)
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2015 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended March 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,082,085,000 and $2,386,875,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the year ended March 31, 2014, the program was not utilized.
8. federal tax information (unaudited)
For the year ended March 31, 2014, the Fund designated $57,526 of its distributions as long-term capital gain distributions.
For the year ended March 31, 2014, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees of money market obligations trust and shareholders OF Tax-Free Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Tax-Free Money Market Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Money Market Fund, a portfolio of Money Market Obligations Trust, at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 22, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.10	$0.75[2]
Service Shares	$1,000	$1,000.10	$0.75[3]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.18	$0.76[2]
Service Shares	$1,000	$1,024.18	$0.76[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.15%
Service Shares	0.15%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Investment Shares current fee limit of 0.78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.89 and $3.93, respectively.

3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current fee limit of 0.61%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.04 and $3.07, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 36 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Officer since: May 2004 Portfolio Manager since: September 1991	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust with respect to the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Tax-Free Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N195
CUSIP 60934N187
8042604 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $720,350

Fiscal year ended 2013 - $729,850

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $981

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,961 and $13,056 respectively. Fiscal year ended 2014- Audit consent fee for N-14 merger document. Fiscal year ended 2013- Audit consent fees for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $92,657

Fiscal year ended 2013 - $128,926

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 20, 2014